Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes
(7)	Income Taxes

The Company’s effective income tax rates were 2.43% and -0.15% for the three months ended September 30, 2011 and 2010, respectively, and 4.78% and 3.50% for the nine months ended September 30, 2011 and 2010, respectively.

The Company released a liability for unrecognized tax benefits and recognized a tax provision reduction of $3,267 due to the lapsing of certain statutes of limitation during the three months ended September 30, 2011.

In May 2009, the Company received notification from the U.S. Internal Revenue Service (the “IRS”) that the 2007 and 2008 United States tax returns for TGH’s subsidiary Textainer Equipment Management (U.S.) Limited had been selected for examination. On May 6, 2010, the Company received final notification from the IRS that it had completed its examination. As a result, the Company revised its estimate of unrecognized tax benefits by $2,453 and recognized a tax provision reduction of $2,314, net of correlative deduction, during the nine months ended September 30, 2010. The Company also released a liability for unrecognized tax benefits of $3,091 and recognized a tax provision reduction of $2,859, net of correlative deduction, due to the lapsing of certain statutes of limitation during the three months ended September 30, 2010.